Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Subject to depletion	$ 1,734,629	$ 1,580,387			$ 1,734,629		$ 1,278,799	$ 576,497
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	456,692	485,184			456,692		369,561	121,245
Gross oil and natural gas properties	2,191,321	2,065,571			2,191,321		1,648,360	697,742
Less accumulated depreciation, depletion, amortization and impairment	(281,218)	(241,514)			(281,218)		(210,837)	(145,102)
Net oil and natural gas properties capitalized	1,910,103	1,824,057			1,910,103		1,437,523	552,640
Pipeline and gas gathering assets	6,846	6,503			6,846		6,142	0
Other property and equipment	4,973	4,635			4,973		4,071	2,337
Less accumulated depreciation	(283,152)	(243,131)			(283,152)		(212,236)	(145,837)
Other property and equipment, net	3,039	3,018			3,039		2,672	1,602
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	1,919,988	1,833,578			1,919,988		1,446,337	554,242
Capitalized general and administrative costs	2,632	2,296	843	692	4,928	1,640	5,348	4,872	871
Average depletion rate per barrel equivalent unit of production	24.46	25.19	24.42	24.50	24.81	24.44
Other property and equipment
Oil and Natural Gas Properties:
Less accumulated depreciation	(1,934)	(1,617)			(1,934)		(1,399)	(735)
Incurred in 2014
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	144,516	142,064			144,516		0
Incurred in 2013
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	237,540	256,998			237,540		279,353	0
Incurred in 2012
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	73,872	85,358			73,872		87,252	117,395
Incurred in 2011
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	764	764			764		1,598	1,670
Incurred in 2010
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs	0	0			0		1,358	1,647
Incurred in 2009
Oil and Natural Gas Properties:
Not subject to depletion-acquisition costs							$ 0	$ 533
Minimum [Member]
Oil and Natural Gas Properties:
Number of years until unevaluated properties are included in full cost pool		3 years			3 years		3 years
Maximum [Member]
Oil and Natural Gas Properties:
Number of years until unevaluated properties are included in full cost pool		5 years			5 years		5 years